UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23408

Clarion Partners Real Estate Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue,

47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

George P. Hoyt

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

CLARION PARTNERS

REAL ESTATE INCOME FUND INC.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to provide current income and long-term capital appreciation.

The Fund invests primarily in a portfolio of private commercial real estate and publicly traded real estate securities.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Clarion Partners Real Estate Income Fund Inc. for the six-month reporting period ended June 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

July 30, 2021

II	Clarion Partners Real Estate Income Fund Inc.

Performance review

For the six months ended June 30, 2021,Class I shares of Clarion Partners Real Estate Income Fund Inc. returned 8.95%. The Lipper Real Estate Funds Category Averagei returned 9.82% over the same period.

Performance Snapshot as of June 30, 2021 (unaudited)
(excluding sales charges)	6 months
Clarion Partners Real Estate Income Fund Inc.:
Class I	8.95%
Class D	8.73%
Class S	8.48%
Class T	8.52%
Lipper Real Estate Funds Category Average	9.82%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. Class S and Class T shares are subject to a maximum front-end sales charge of 3.50% and 3.00% of the offering price, respectively. Class T shares are also subject to a dealer manager fee of 0.50% of the offering price. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated April 29, 2021, the gross total annual fund operating expense ratios for Class I, Class D, Class S and Class T shares were 5.36%, 5.61%, 6.21% and 6.21%, respectively. Included in the operating expense ratio of each class were property level expenses and interest payments on properties of 2.12% and 1.25%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, including organizational and offering expenses, but excluding property management, acquisition, disposition expenses, any other expenses related to investments in real property, debt and real-estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.75% for Class I shares, 2.00% for Class D shares, 2.60% for Class S

Clarion Partners Real Estate Income Fund Inc.	III

Performance review (cont’d)

shares and 2.60% for Class T shares, subject to recapture as described below. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager agreed to waive the Fund’s management fee from April 1, 2021 through April 30, 2022. The waiver cannot be terminated prior to April 30, 2022 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Thank you for your investment in Clarion Partners Real Estate Income Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

July 30, 2021

RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund involves a considerable amount of risk. The Fund should be viewed as a long-term investment, as it is inherently illiquid and suitable only for investors who can bear the risks associated with the limited liquidity of the Fund. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no more than 5% of the Fund’s shares outstanding at net asset value. There is no guarantee these repurchases will occur as scheduled, or at all. Shares will not be listed on a public exchange, and no secondary market is expected to develop. Shareholders may not be able to sell their shares in the Fund at all or at a favorable price. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund.

Fixed income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities fall. High yield bonds possess greater price volatility, illiquidity, and possibility of default. The Fund’s investments are highly concentrated in real estate investments, and therefore will be subject to the risks typically associated with real

IV	Clarion Partners Real Estate Income Fund Inc.

estate, including but not limited to local, state, national or international economic conditions; including market disruptions caused by regional concerns, political upheaval, sovereign debt crises and other factors. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. The Fund may employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if an underlying fund’s investments decline in value. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

[i]

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 43 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Clarion Partners Real Estate Income Fund Inc.	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2021 and December 31, 2020 and does not include derivatives, such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	1

Consolidated schedule of investments (unaudited)

June 30, 2021

Clarion Partners Real Estate Income Fund Inc.

(Percentages shown based on Fund net assets)

			Stated Ownership %	Value
Private Real Estate — 110.1%
Equity — 91.8%
Investments in Non-Consolidated Joint Ventures — 48.3%
Apartment — 27.4%
Mosaic at Largo Station, Largo, MD			92.5%	26,659,036	(a)
Industrial — 20.9%
456 Sullivan Avenue, South Windsor, CT			95.0%	20,385,369	(a)
Total Investments in Non-Consolidated Joint Ventures				47,044,405
Real Estate Investments — 43.5%
Industrial — 25.2%
100 Friars Boulevard, West Deptford, NJ				24,500,000	(a)(b)
Life Science — 18.3%
55 Messina Drive, Braintree, MA				17,869,076	(a)
Total Real Estate Investments				42,369,076
Total Equity (Cost — $84,045,084)				89,413,481
	Rate	Maturity Date	Face Amount
Debt — 18.3%
Investments in Real Estate Loans — 18.3%
Aertson Midtown Mezzanine B Loan (Cost — $18,000,000)	9.140%	10/1/25	$18,000,000	17,877,257	(a)
Total Private Real Estate (Cost — $102,045,084)				107,290,738
Publicly-Traded Real Estate Securities — 17.9%
Collateralized Mortgage Obligations (c) — 17.2%
Banc of America Commercial Mortgage Trust, 2017-BNK3 E	4.685%	2/15/50	1,000,000	823,551	(d)(e)
BWAY Mortgage Trust, 2015-1740 E	4.806%	1/10/35	500,000	477,474	(d)(e)
Cascade MH Asset Trust, 2021-MH1 B2	5.573%	2/25/46	500,000	524,020	(d)
Cascade MH Asset Trust, 2021-MH1 B3	7.595%	2/25/46	500,000	472,543	(d)(e)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	420,000	326,665	(d)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/21	1,000,000	957,877	(d)(e)
CSMC Trust, 2020-LOTS A (1 mo. USD LIBOR + 3.975%, 4.725% floor)	4.725%	7/15/22	692,000	693,541	(d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	6.268%	10/25/33	725,000	839,574	(d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 BXS	16.360%	9/25/60	750,000	744,809	(d)(e)

See Notes to Consolidated Financial Statements.

2	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

Clarion Partners Real Estate Income Fund Inc.

(Percentages shown based on Fund net assets)

	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.036%	9/25/47	$169,602	$164,460	(d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B1 (1 mo. USD LIBOR + 3.900%)	3.992%	9/25/48	370,000	382,995	(d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA3 B2 (1 mo. USD LIBOR + 8.150%)	8.242%	7/25/49	750,000	832,965	(d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-FTR4 B2 (1 mo. USD LIBOR + 5.000%)	5.092%	11/25/47	750,000	755,394	(d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.092%	7/25/25	526,636	542,425	(d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	10.342%	1/25/29	247,852	290,360	(d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.292%	1/25/30	107,214	109,035	(d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2018-C06 1B1 (1 mo. USD LIBOR + 3.750%)	3.842%	3/25/31	350,000	360,127	(d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.342%	1/25/40	140,000	140,463	(d)(e)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	3.832%	9/15/31	575,000	184,753	(d)(e)
GS Mortgage Securities Corp. Trust, 2018- 3PCK B (1 mo. USD LIBOR + 2.250%)	2.323%	9/15/31	575,000	546,214	(d)(e)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	2.823%	5/15/38	400,000	401,780	(d)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2017-FL11 E (1 mo. USD LIBOR + 4.020%)	4.093%	10/15/32	350,000	327,904	(d)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.323%	12/15/36	175,000	154,782	(d)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	6.823%	12/15/36	175,000	147,720	(d)(e)

See Notes to Consolidated Financial Statements.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	3

Consolidated schedule of investments (unaudited) (cont’d)

June 30, 2021

Clarion Partners Real Estate Income Fund Inc.

(Percentages shown based on Fund net assets)

	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.075%	1/16/37	$904,400	$864,173	(d)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNNZ M	8.542%	1/16/37	456,100	372,750	(d)
MBRT, 2019-MBR H1 (1 mo. USD LIBOR + 4.000%)	4.073%	11/15/36	225,000	224,644	(d)(e)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,100,000	1,776,149	(d)(e)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	5.342%	5/25/55	325,000	325,704	(d)(e)
PMT Credit Risk Transfer Trust, 2019-3R A (1mo. USD LIBOR + 2.700%)	2.796%	10/27/22	128,698	129,227	(d)(e)
Radnor RE Ltd., 2020-1 M2B (1 mo. USD LIBOR + 2.250%)	2.342%	1/25/30	425,000	418,038	(d)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1mo. USD LIBOR + 3.330%)	3.410%	11/11/34	445,544	439,344	(d)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1mo. USD LIBOR + 4.102%)	4.182%	11/11/34	445,544	427,464	(d)(e)
UBS Commercial Mortgage Trust, 2018-C15 D	5.291%	12/15/51	570,000	574,694	(d)(e)
Total Collateralized Mortgage Obligations (Cost — $16,524,765)				16,753,618
Asset-Backed Securities — 0.7%
Argent Securities Inc., Asset-Backed Pass-Through Certificates, 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	1.217%	9/25/33	220,596	218,322	(e)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	300,000	312,215	(d)(e)
First Franklin Mortgage Loan Trust, 2006-FF15 A5 (1 mo. USD LIBOR + 0.160%)	0.252%	11/25/36	238,286	235,584	(e)
Total Asset-Backed Securities (Cost — $717,828)				766,121
Total Publicly-Traded Real Estate Securities (Cost — $17,242,593)				17,519,739
Total Investments before Short-Term Investments (Cost — $119,287,677)				124,810,477

See Notes to Consolidated Financial Statements.

4	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

Clarion Partners Real Estate Income Fund Inc.

(Percentages shown based on Fund net assets)

	Rate	Shares	Value
Short-Term Investments — 1.0%
Dreyfus Government Cash Management, Institutional Shares	0.030%	174,068	$174,068
Dreyfus Treasury Securities Cash Management, Institutional Shares	0.010%	797,858	797,858
Total Short-Term Investments (Cost — $971,926)			971,926
Total Investments — 129.0% (Cost — $120,259,603)			125,782,403
Series A Cumulative Preferred Stock, at Liquidation Value — (0.1)%			(125,000)
Other Liabilities in Excess of Other Assets — (28.9)%			(28,190,421)
Total Net Assets Applicable to Common Shareholders — 100.0%			$97,466,982

(a)	Security is valued using significant unobservable inputs (Note 1).

(b)	All or a portion of this security is pledged as collateral related to the mortgage note payable (Note 7).

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities

LIBOR	— London Interbank Offered Rate

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At June 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5-Year Notes	8	9/21	$990,986	$987,437	$3,549

See Notes to Consolidated Financial Statements.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	5

Consolidated statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments, at value (Cost — $120,259,603)	$125,782,403
Cash	167,073
Interest receivable	1,069,267
Deferred loan financing costs	380,539
Receivable for Fund shares sold	347,555
Receivable from investment manager	39,639
Deposits with brokers for open futures contracts	18,009
Prepaid expenses	16,817
Total Assets	127,821,302

Liabilities:
Loan payable (Note 6)	19,100,000
Mortgage note payable (net of deferred financing cost of $281,235) (Note 7)	9,818,765
Distributions payable to Common Shareholders	364,201
Tenant security deposits	289,923
Deferred origination fees	107,257
Service and/or distribution fees payable	10,932
Interest expense payable	987
Directors’ fees payable	773
Payable to broker — net variation margin on open futures contracts	500
Accrued expenses and accounts payable	535,982
Total Liabilities	30,229,320
Series A Cumulative Preferred Stock (125 shares authorized and issued at $1,000 per share) (Note 8)	125,000
Total Net Assets Applicable to Common Shareholders	$97,466,982

Net Assets Applicable to Common Shareholders:
Common stock par value (Note 12)	$9,016
Paid-in capital in excess of par value	91,331,152
Total distributable earnings (loss)	6,126,814
Total Net Assets Applicable to Common Shareholders	$97,466,982

See Notes to Consolidated Financial Statements.

6	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

Consolidated statement of assets and liabilities (unaudited) (cont’d)

June 30, 2021

Net Assets:
Class I	$80,054,462
Class D	$1,092,159
Class S	$56,495
Class T	$16,263,866

Common Shares Outstanding:
Class I	7,404,141
Class D	101,075
Class S	5,223
Class T	1,505,673

Net Asset Value Per Common Share:
Class I	$10.81
Class D	$10.81
Class S	$10.82
Class T	$10.80

Maximum Public Offering Price Per Share:
Class S (based on maximum initial sales charge of 3.50%)	$11.21
Class T (based on maximum initial sales charge of 3.00% and dealer manager fee of 0.50%)	$11.19

See Notes to Consolidated Financial Statements.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	7

Consolidated statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Dividends from non-consolidated joint ventures	$722,000
Rental income	1,014,587
Interest – private real estate	865,602
Interest – real estate securities	491,584
Other income	9,935
Total Investment Income	3,103,708

Expenses:
Fund Operating Expenses
Investment management fee (Note 2)	443,533
Transfer agent fees (Note 10)	120,491
Audit and tax fees	113,554
Legal fees	104,608
Amortization of deferred loan costs	88,886
Interest expense (Note 6)	58,635
Service and/or distribution fees (Notes 2 and 10)	52,638
Commitment fees (Note 6)	19,676
Directors’ fees	12,299
Custody fees	411
Other Fund operating expenses	118,033
Total Fund Operating Expenses	1,132,764

Private Real Estate Expenses
Real estate taxes and insurance	175,494
Franchise taxes	167,020
Mortgage interest expense (Note 7)	123,188
Real estate operating expenses	80,105
Amortization of deferred mortgage financing costs	34,349
Other private real estate expenses	58,702
Total Private Real Estate Expenses	638,858
Total Expenses	1,771,622
Less: Fee waivers and/or expense reimbursements (Notes 2 and 10)	(545,292)
Net Expenses	1,226,330
Net Investment Income	1,877,378

Realized and Unrealized Gain on Investments and Futures Contracts (Notes 1, 3 and 5):
Net Realized Gain From:
Investment transactions	269,585
Futures contracts	8,320
Net Realized Gain	277,905
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	327,991
Investments in non-consolidated joint ventures	1,227,177
Investments in real estate loans	131,715
Real estate investments	3,000,000
Futures contracts	5,938
Change in Net Unrealized Appreciation (Depreciation)	4,692,821
Net Gain on Investments and Futures Contracts	4,970,726
Net Increase in Net Assets From Operations	6,848,104
Distributions Paid to Series A Cumulative Preferred Stockholders From Net Investment Income (Notes 1, 2 and 8)	(7,417)
Net Increase in Net Assets Applicable to Common Shareholders From Operations	$6,840,687

See Notes to Consolidated Financial Statements.

8	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

Consolidated statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$1,877,378	$2,634,089
Net realized gain (loss)	277,905	(43,341)
Change in net unrealized appreciation (depreciation)	4,692,821	821,031
Distributions paid to Series A Cumulative Preferred Stockholders from net investment income	(7,417)	(9,466)
Increase in Net Assets Applicable to Common Shareholders From Operations	6,840,687	3,402,313

Distributions to Common Shareholders From (Notes 1 and 11):
Total distributable earnings	(1,890,723)	(2,395,000)
Decrease in Net Assets From Distributions to Common Shareholders	(1,890,723)	(2,395,000)

Fund Share Transactions (Note 12):
Net proceeds from sale of shares	37,241,066	31,607,199
Reinvestment of distributions	192,743	1,544,782
Cost of shares repurchased through tender offer (Note 13)	(42,058)	(583,712)
Redemption fees (Note 1(j))	—	11,187
Increase in Net Assets From Fund Share Transactions	37,391,751	32,579,456
Increase in Net Assets Applicable to Common Shareholders	42,341,715	33,586,769

Net Assets Applicable to Common Shareholders:
Beginning of period	55,125,267	21,538,498
End of period	$97,466,982	$55,125,267

See Notes to Consolidated Financial Statements.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	9

Consolidated statement of cash flows (unaudited)

For the Six Months Ended June 30, 2021

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations*	$6,848,104
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Purchases of real estate and portfolio securities	(77,628,851)
Sales of real estate and portfolio securities	19,665,112
Net purchases, sales and maturities of short-term investments	(789,367)
Net amortization of premium (accretion of discount)	(49,240)
Amortization of deferred mortgage financing costs	34,349
Amortization of deferred loan costs	88,886
Increase in interest receivable	(22,213)
Decrease in prepaid expenses	18,713
Increase in receivable from investment manager	(28,813)
Decrease in deferred origination fees	(9,935)
Decrease in Directors’ fees payable	(32)
Increase in interest expense payable	987
Increase in accrued expenses and accounts payable	169,333
Increase in payable to broker — net variation margin on futures contracts	125
Increase in service and/or distribution fees payable	4,098
Net realized gain on investments	(269,585)
Change in net unrealized appreciation (depreciation) of investments	(4,686,883)
Net Cash Used in Operating Activities**	(56,655,212)

Cash Flows from Financing Activities:
Distributions paid on common stock (net of distributions payable)	(1,333,779)
Distributions paid on Series A Cumulative Preferred Stock (net of distributions payable)	(7,457)
Proceeds from loan facility borrowings	21,000,000
Repayment of loan facility borrowings	(1,900,000)
Proceeds from sale of shares (net of receivable for Fund shares sold)	36,932,111
Loan financing costs paid	(469,425)
Payment for shares repurchased through tender offer (net of redemption fees)	(42,058)
Mortgage note financing costs paid	(32,933)
Net Cash Provided by Financing Activities	54,146,459
Net Decrease in Cash and Restricted Cash	(2,508,753)
Cash and restricted cash at beginning of period	2,693,835
Cash and restricted cash at end of period	$185,082

*	Does not include distributions paid to Series A Cumulative Preferred Stockholders.

**	Included in operating expenses is cash of $180,836 paid for interest expense on borrowings and $345,171 paid for taxes.

See Notes to Consolidated Financial Statements.

10	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

The following table provides a reconciliation of cash and restricted cash reported within the Consolidated Statement of Assets and Liabilities that sums to the total of such amounts shown on the Consolidated Statement of Cash Flows.

June 30, 2021
Cash	$167,073
Restricted cash	18,009
Total cash and restricted cash shown in the Consolidated Statement of Cash Flows	$185,082

Restricted cash consists of cash that has been segregated to cover the Fund’s collateral or margin obligations under derivative contracts. These are separately reported on the Consolidated Statement of Assets and Liabilities as Deposits with brokers.

Non-Cash Financing Activities:
Proceeds from reinvestment of distributions	$192,743

See Notes to Consolidated Financial Statements.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	11

Consolidated financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1]	2021[2]	2020	2019[3]

Net asset value, beginning of period	$10.18	$9.99	$10.00

Income from operations:
Net investment income	0.28	0.61	0.16
Net realized and unrealized gain	0.62	0.08	0.01
Distributions paid to Series A Cumulative Preferred Stockholders from net investment income	(0.00) [4]	(0.00) [4]	—
Total income from operations	0.90	0.69	0.17

Less distributions to common shareholders from:
Net investment income	(0.27)	(0.50)	(0.18)
Total distributions to common shareholders	(0.27)	(0.50)	(0.18)

Net asset value, end of period	$10.81	$10.18	$9.99
Total return[5]	8.95%	7.22%	1.69%

Net assets applicable to common shareholders, end of period (000s)	$80,054	$45,356	$21,386

Ratios to average net assets:
Gross expenses	4.61%[6,7]	7.79%[6]	15.08%[7]
Net expenses[8,9]	3.31 [6,7]	2.39 [6]	2.57 [7]
Net investment income	5.38 [6,7]	6.18 [6]	6.17 [7]

Portfolio turnover rate	23%	8%	2%

Supplemental data:
Loan and Mortgage Note Payable, End of Period (000s)	$29,200	$10,100	—
Asset Coverage Ratio for Loan and Mortgage Note Payable[10]	434%	647%	—
Asset Coverage, per $1,000 Principal Amount of Loan and Mortgage Note Payable[10]	$4,342	$6,470	—
Weighted Average Loan and Mortgage Note Payable (000s)	$16,392	$10,100	—
Weighted Average Interest Rate on Loan and Mortgage Note Payable	2.21%	2.42%	—
Series A Cumulative Preferred Stock at Liquidation Value, End of Period (000s)	$125	$125	—
Asset Coverage Ratio for Series A Cumulative Preferred Stock[11]	432%	639%	—
Asset Coverage, per $1,000 Liquidation Value per Share of Series A Cumulative Preferred Stock[11]	$4,324	$6,391	—

See Notes to Consolidated Financial Statements.

12	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period September 27, 2019 (inception date) to December 31, 2019.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to series A cumulative preferred stockholders.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective May 14, 2020, the ratio of total annual fund operating expenses, other than property management, acquisition, disposition expenses, any other expenses related to investments in real property, debt and real estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager agreed to waive the Fund’s management fee from April 1, 2021 through April 30, 2022. The waiver cannot be terminated prior to April 30, 2022 without the Board of Directors’ consent. Prior to May 14, 2020, expenses related to borrowings or the issuance of preferred stock were included in the expense limitation arrangement.

[10]

Represents value of Fund net assets plus the loan, mortgage note payable and Series A Cumulative Preferred Stock, if any, at the end of the period divided by the loan and mortgage note payable outstanding, if any, at the end of the period.

[11]

Represents value of Fund net assets plus the loan, mortgage note payable and Series A Cumulative Preferred Stock, if any, at the end of the period divided by the loan, mortgage note payable and Series A Cumulative Preferred Stock outstanding, if any, at the end of the period.

See Notes to Consolidated Financial Statements.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	13

Consolidated financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class D Shares[1]	2021[2]	2020	2019[3]

Net asset value, beginning of period	$10.18	$9.99	$10.00

Income (loss) from operations:
Net investment income	0.31	0.63	0.15
Net realized and unrealized gain	0.58	0.03	0.01
Distributions paid to Series A Cumulative Preferred Stockholders from net investment income	(0.00) [4]	(0.00) [4]	—
Total income from operations	0.89	0.66	0.16

Less distributions to common shareholders from:
Net investment income	(0.26)	(0.47)	(0.17)
Total distributions to common shareholders	(0.26)	(0.47)	(0.17)

Net asset value, end of period	$10.81	$10.18	$9.99
Total return[5]	8.73%	7.04%	1.62%

Net assets applicable to common shareholders, end of period (000s)	$1,092	$74	$51

Ratios to average net assets:
Gross expenses	17.35%[6,7]	28.35%[6]	228.69%[7]
Net expenses[8,9]	3.68 [6,7]	2.55 [6]	2.80 [7]
Net investment income	6.04 [6,7]	6.28 [6]	5.94 [7]

Portfolio turnover rate	23%	8%	2%

Supplemental data:
Loan and Mortgage Note Payable, End of Period (000s)	$29,200	$10,100	—
Asset Coverage Ratio for Loan and Mortgage Note Payable[10]	434%	647%	—
Asset Coverage, per $1,000 Principal Amount of Loan and Mortgage
Note Payable[10]	$4,342	$6,470	—
Weighted Average Loan and Mortgage Note Payable (000s)	$16,392	$10,100	—
Weighted Average Interest Rate on Loan and Mortgage Note Payable	2.21%	2.42%	—
Series A Cumulative Preferred Stock at Liquidation Value, End of Period (000s)	$125	$125	—
Asset Coverage Ratio for Series A Cumulative Preferred Stock[11]	432%	639%	—
Asset Coverage, per $1,000 Liquidation Value per Share of Series A
Cumulative Preferred Stock[11]	$4,324	$6,391	—

See Notes to Consolidated Financial Statements.

14	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period September 27, 2019 (inception date) to December 31, 2019.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to series A cumulative preferred stockholders.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective May 14, 2020, the ratio of total annual fund operating expenses, other than property management, acquisition, disposition expenses, any other expenses related to investments in real property, debt and real estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager agreed to waive the Fund’s management fee from April 1, 2021 through April 30, 2022. The waiver cannot be terminated prior to April 30, 2022 without the Board of Directors’ consent. Prior to May 14, 2020, expenses related to borrowings or the issuance of preferred stock were included in the expense limitation arrangement.

[10]

Represents value of Fund net assets plus the loan, mortgage note payable and Series A Cumulative Preferred Stock, if any, at the end of the period divided by the loan and mortgage note payable outstanding, if any, at the end of the period.

[11]

Represents value of Fund net assets plus the loan, mortgage note payable and Series A Cumulative Preferred Stock, if any, at the end of the period divided by the loan, mortgage note payable and Series A Cumulative Preferred Stock outstanding, if any, at the end of the period.

See Notes to Consolidated Financial Statements.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	15

Consolidated financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class S Shares[1]	2021[2]	2020	2019[3]

Net asset value, beginning of period	$10.19	$9.99	$10.00

Income from operations:
Net investment income	0.24	0.54	0.14
Net realized and unrealized gain	0.61	0.07	0.01
Distributions paid to Series A Cumulative Preferred Stockholders from net investment income	(0.00) [4]	(0.00) [4]	—
Total income from operations	0.85	0.61	0.15

Less distributions to common shareholders from:
Net investment income	(0.22)	(0.41)	(0.16)
Total distributions to common shareholders	(0.22)	(0.41)	(0.16)

Net asset value, end of period	$10.82	$10.19	$9.99
Total return[5]	8.48%	6.36%	1.47%

Net assets applicable to common shareholders, end of period (000s)	$56	$53	$51

Ratios to average net assets:
Gross expenses	50.93%[6,7]	57.33%[6]	260.63%[7]
Net expenses[8,9]	4.15 [6,7]	3.21 [6]	3.39 [7]
Net investment income	4.73 [6,7]	5.46 [6]	5.34 [7]

Portfolio turnover rate	23%	8%	2%

Supplemental data:
Loan and Mortgage Note Payable, End of Period (000s)	$29,200	$10,100	—
Asset Coverage Ratio for Loan and Mortgage Note Payable[10]	434%	647%	—
Asset Coverage, per $1,000 Principal Amount of Loan and Mortgage Note Payable[10]	$4,342	$6,470	—
Weighted Average Loan and Mortgage Note Payable (000s)	$16,392	$10,100	—
Weighted Average Interest Rate on Loan and Mortgage Note Payable	2.21%	2.42%	—
Series A Cumulative Preferred Stock at Liquidation Value, End of Period (000s)	$125	$125	—
Asset Coverage Ratio for Series A Cumulative Preferred Stock[11]	432%	639%	—
Asset Coverage, per $1,000 Liquidation Value per Share of Series A Cumulative Preferred Stock[11]	$4,324	$6,391	—

See Notes to Consolidated Financial Statements.

16	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period September 27, 2019 (inception date) to December 31, 2019.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to series A cumulative preferred stockholders.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective May 14, 2020, the ratio of total annual fund operating expenses, other than property management, acquisition, disposition expenses, any other expenses related to investments in real property, debt and real estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class S shares did not exceed 2.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager agreed to waive the Fund’s management fee from April 1, 2021 through April 30, 2022. The waiver cannot be terminated prior to April 30, 2022 without the Board of Directors’ consent. Prior to May 14, 2020, expenses related to borrowings or the issuance of preferred stock were included in the expense limitation arrangement.

[10]

Represents value of Fund net assets plus the loan, mortgage note payable and Series A Cumulative Preferred Stock, if any, at the end of the period divided by the loan and mortgage note payable outstanding, if any, at the end of the period.

[11]

Represents value of Fund net assets plus the loan, mortgage note payable and Series A Cumulative Preferred Stock, if any, at the end of the period divided by the loan, mortgage note payable and Series A Cumulative Preferred Stock outstanding, if any, at the end of the period.

See Notes to Consolidated Financial Statements.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	17

Consolidated financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class T Shares[1]	2021[2]	2020	2019[3]

Net asset value, beginning of period	$10.18	$9.99	$10.00

Income from operations:
Net investment income	0.25	0.49	0.14
Net realized and unrealized gain	0.60	0.14	0.01
Distributions paid to Series A Cumulative Preferred Stockholders from net investment income	(0.00) [4]	(0.00) [4]	—
Total income from operations	0.85	0.63	0.15

Less distributions to common shareholders from:
Net investment income	(0.23)	(0.44)	(0.16)
Total distributions to common shareholders	(0.23)	(0.44)	(0.16)

Net asset value, end of period	$10.80	$10.18	$9.99
Total return[5]	8.52%	6.41%	1.47%

Net assets applicable to common shareholders, end of period (000s)	$16,264	$9,642	$51

Ratios to average net assets:
Gross expenses	6.35%[6,7]	10.72%[6]	260.63%[7]
Net expenses[8,9]	4.15 [6,7]	3.43 [6]	3.39 [7]
Net investment income	4.87 [6,7]	4.99 [6]	5.34 [7]

Portfolio turnover rate	23%	8%	2%

Supplemental data:
Loan and Mortgage Note Payable, End of Period (000s)	$29,200	$10,100	—
Asset Coverage Ratio for Loan and Mortgage Note Payable[10]	434%	647%	—
Asset Coverage, per $1,000 Principal Amount of Loan and Mortgage Note Payable[10]	$4,342	$6,470	—
Weighted Average Loan and Mortgage Note Payable (000s)	$16,392	$10,100	—
Weighted Average Interest Rate on Loan and Mortgage Note Payable	2.21%	2.42%	—
Series A Cumulative Preferred Stock at Liquidation Value, End of Period (000s)	$125	$125	—
Asset Coverage Ratio for Series A Cumulative Preferred Stock[11]	432%	639%	—
Asset Coverage, per $1,000 Liquidation Value per Share of Series A Cumulative Preferred Stock[11]	$4,324	$6,391	—

See Notes to Consolidated Financial Statements.

18	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period September 27, 2019 (inception date) to December 31, 2019.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of sales charges and dealer manager fees, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to series A cumulative preferred stockholders.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, effective May 14, 2020, the ratio of total annual fund operating expenses, other than property management, acquisition, disposition expenses, any other expenses related to investments in real property, debt and real estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class T shares did not exceed 2.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager agreed to waive the Fund’s management fee from April 1, 2021 through April 30, 2022. The waiver cannot be terminated prior to April 30, 2022 without the Board of Directors’ consent. Prior to May 14, 2020, expenses related to borrowings or the issuance of preferred stock were included in the expense limitation arrangement.

[10]

Represents value of Fund net assets plus the loan, mortgage note payable and Series A Cumulative Preferred Stock, if any, at the end of the period divided by the loan and mortgage note payable outstanding, if any, at the end of the period.

[11]

Represents value of Fund net assets plus the loan, mortgage note payable and Series A Cumulative Preferred Stock, if any, at the end of the period divided by the loan, mortgage note payable and Series A Cumulative Preferred Stock outstanding, if any, at the end of the period.

See Notes to Consolidated Financial Statements.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	19

Notes to consolidated financial statements (unaudited)

1. Organization and significant accounting policies

Clarion Partners Real Estate Income Fund Inc. (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares. The Fund is a Maryland corporation and has elected to be taxed as a real estate investment trust (a “REIT”) for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). The Board of Directors authorized 400 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide current income and long-term capital appreciation.

The Fund seeks to achieve its objective by investing primarily in a portfolio of private commercial real estate and publicly traded real estate securities.

Generally, all investments made by the Fund in private commercial real estate, including real property and investments in real estate loans, will be made through individual special purpose vehicles (“SPV”). Unless otherwise noted, each SPV is wholly-owned by the Fund and these financial statements are consolidated financial statements of the Fund and each SPV. All intercompany transactions have been eliminated in consolidation. Investments which are joint ventures, where no party has control, are not consolidated and are carried at fair value as disclosed below.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The Fund calculates its net asset value by subtracting liabilities (including accrued expenses or distributions) from the total assets of the Fund (the value of investments, plus cash or other assets, including interest and distributions accrued but not yet received). The Fund’s assets and liabilities are valued in accordance with GAAP using the principles set forth below.

Private commercial real estate

The fair values of investments in real estate loans are generally determined by discounting the future contractual cash flows to the present value using a current market interest rate. The market rate is determined by considering one or more of the following criteria as appropriate: (i) interest rates for loans of comparable quality and maturity, (ii) the value of the underlying collateral and (iii) the prevailing state of the debt markets. The valuations of investments in real estate loans are prepared by independent external appraisers. The significant unobservable inputs used in the fair value measurement of the Fund’s investment in real estate loans are the selection of certain credit spreads and the loan to value ratios.

20	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

The fair values of real estate investments are generally determined by considering the income, cost and sales comparison approaches of estimating property value. The income approach estimates an income stream for a property (typically 10 years) and discounts this income plus a reversion (presumed sale) into a present value at a risk adjusted rate. Yield rates and growth assumptions utilized in this approach are derived from market transactions as well as other financial and industry data. The cost approach estimates the replacement cost of the building less physical depreciation plus the land value. Generally, this approach provides a check on the value derived using the income approach. The sales comparison approach compares recent transactions to the appraised property. Adjustments are made for dissimilarities that typically provide a range of value. The discount rate and the exit capitalization rate are significant inputs to these valuations. These rates are based on the location, type and nature of each property, and current and anticipated market conditions.

Many factors are also considered in the determination of fair value including, but not limited to, the operating cash flows and financial performance of the properties, property types and geographic locations, the physical condition of the asset, prevailing market capitalization rates, prevailing market discount rates, general economic conditions, economic conditions specific to the market in which the assets are located, and any specific rights or terms associated with the investment. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the values that would be determined by negotiations held between parties in a sale transaction.

The valuations of real estate investments are prepared by independent external appraisers. Since appraisals consider the estimated effect of physical depreciation, historical cost depreciation and amortization on real estate related assets have been excluded from net investment income. Development costs and major renovations are capitalized as a component of cost, while routine maintenance and repairs are expensed as incurred.

Investments in non-consolidated joint ventures are stated at fair value. The Fund’s ownership interests are valued based on the Fund’s ownership interest in the underlying entities and the fair value of the underlying real estate, using the same techniques as described within this Note. Any other factors, such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions, and capital call obligations are also considered. Upon the disposition of all investments in joint ventures by an investee entity, the Fund will continue to state its equity in the remaining net assets of the investee entity during the wind down period, if any, that occurs prior to the dissolution of the investee entity.

Real estate securities and other investments

The valuations for fixed income securities (which may include, but are not limited to, corporate bonds, mortgage-backed and asset-back securities, and collateralized mortgage

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	21

Notes to consolidated financial statements (unaudited) (cont’d)

obligations) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Valuation oversight

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to,

22	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	23

Notes to consolidated financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Investments in Non-Consolidated Joint Ventures	—	—	$47,044,405	$47,044,405
Real Estate Investments	—	—	42,369,076	42,369,076
Investments in Real Estate Loans	—	—	17,877,257	17,877,257
Collateralized Mortgage Obligations	—	$16,753,618	—	16,753,618
Asset-Backed Securities	—	766,121	—	766,121
Total Long-Term Investments	—	17,519,739	107,290,738	124,810,477
Short-Term Investments†	$971,926	—	—	971,926
Total Investments	$971,926	$17,519,739	$107,290,738	$125,782,403
Other Financial Instruments:
Futures Contracts††	$3,549	—	—	$3,549
Total	$975,475	$17,519,739	$107,290,738	$125,785,952

†	See Consolidated Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments	Balance as of December 31, 2020	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Investments in Non-Consolidated Joint Ventures	—	—	—	$1,227,177	$45,817,228
Real Estate Investments	$21,500,000	—	—	3,000,000	17,869,076
Investments in Real Estate Loans	17,745,542	—	—	131,715	—
Collateralized Mortgage Obligations	938,184	—	—	19,693	—
Total	$40,183,726	—	—	$4,378,585	$63,686,304

24	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

Investments (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3[2]	Balance as of June 30, 2021	Net change in unrealized appreciation (depreciation) for investments still held at June 30, 2021[1]
Investments in Non-Consolidated Joint Ventures	—	—	—	$47,044,405	$1,227,177
Real Estate Investments	—	—	—	42,369,076	3,000,000
Investments in Real Estate Loans	—	—	—	17,877,257	131,715
Collateralized Mortgage Obligations	—	—	$(957,877)	—	—
Total	—	—	$(957,877)	$107,290,738	$4,358,892

[1]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Consolidated Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 6/30/21 (000’s)*	Valuation Technique(s)	Unobservable Input(s)	Value	Impact to Valuation from an Increase in Input**
Investments in Non-Consolidated Joint Ventures:
Industrial	$20,385	Discounted cash flow	Discount rate	6.00%	Decrease
			Exit capitalization rate	5.00%	Decrease
Real Estate Investments:
Industrial	$24,500	Discounted cash flow	Discount rate	5.75%	Decrease
			Exit capitalization rate	5.25%	Decrease
Investments in Real Estate Loans:
Mixed use	$17,877	Yield method	Credit spread	8.64%	Decrease
			Loan to value ratio	79.10%	Decrease

*

Investments in underlying real estate held by non-consolidated joint ventures with total fair value of $26,659,036 and real estate investments of $17,869,076 are valued at cost as of June 30, 2021 in accordance with procedures approved by the Board of Directors.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	25

Notes to consolidated financial statements (unaudited) (cont’d)

**

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(b) Private commercial real estate. The Fund’s investments in private commercial real estate (“CRE”) may include whole or partial interests in real properties, mortgage debt and mezzanine debt. The investments typically depend on the generation of cash flows, such as mortgage interest and rental and lease payments. Changes in broad market and economic conditions such as prevailing interest rates, as well as property specific delinquencies, fluctuations in underlying property values, and lease defaults may all impact the valuation of these investments.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Consolidated Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Cash flow information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Consolidated Statements of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Consolidated Statement of Cash Flows.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

26	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	27

Notes to consolidated financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

As of June 30, 2021, the Fund did not have any open OTC derivative transactions.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Rental income, including tenant reimbursements and recovery charges, earned from real estate investments is recognized on an accrual basis in accordance with the terms of the underlying lease agreement. Origination fees received in connection with CRE investments are deferred and recognized as income over the life of each respective investment. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Future minimum rents expected to be received from tenants under noncancellable leases as of June 30, 2021 are as follows:

2021	$1,767,494
2022	2,083,127
2023	2,132,003
2024	2,190,757
2025	2,238,442
Thereafter	14,618,605
Total	$25,030,428

28	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2021 fiscal year.

Distributions to holders of Series A Cumulative Preferred Stock are accrued daily and paid semi-annually and are determined as described in Note 8. For tax purposes, the payments made to the holders of the Fund’s Series A Cumulative Preferred Stock are treated as dividends or distributions.

(j) Redemption fees. Common stock shares redeemed prior to 12 months from the date of issue are subject to a 2% redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

(k) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. The Fund has elected to be taxed as a REIT. The Fund’s qualification and taxation as a REIT depend upon the Fund’s ability to meet on a continuing basis, through actual operating results, certain qualification tests set forth in the U.S. federal tax laws. Those qualification tests involve the percentage of income that the Fund earns from specified sources, the percentage of the Fund’s assets that falls within specified categories, the diversity of the ownership of the Fund’s shares, and the percentage of the Fund’s taxable income that the Fund distributes. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. If the Fund qualifies as a REIT, the Fund generally will be allowed to deduct dividends paid to shareholders and, as a result, the Fund generally will not be subject to U.S. federal income tax on that portion of the Fund’s ordinary income and net capital gain that the Fund annually distributes to shareholders, as long as the Fund meets the minimum distribution requirements under the Code. The Fund intends to make distributions to shareholders on a regular basis as necessary to avoid material U.S. federal income tax and to comply with the REIT distribution requirements.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	29

Notes to consolidated financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Management has concluded that the Fund is subject to state income and franchise taxes in certain states as a result of its current shareholder base. The Fund has accrued $167,020 for these taxes for the six months ended June 30, 2021.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Clarion Partners, LLC (“Clarion Partners”) is the Fund’s investment subadviser. Clarion Partners is a registered investment adviser and is responsible for the day-to-day portfolio management of the Fund subject to the supervision of the Fund’s Board of Directors and LMPFA. For its services, the Fund pays LMPFA a management fee, payable monthly, in an amount equal to 1.25% of the Fund’s average daily net assets. LMPFA has agreed to waive its management fee from April 1, 2021 through April 30, 2022. The management fee waiver cannot be terminated prior to April 30, 2022 without the Board of Director’s consent and is not subject to recapture provision discussed below. Clarion Partners receives an annual subadvisory fee, payable monthly, from LMPFA in an amount equal to 70% of the management fee paid to LMPFA, net of expense waivers and reimbursements. No subadvisory fee is paid by the Fund directly to Clarion Partners.

Western Asset Management Company, LLC (“Western Asset”) is the Fund’s securities subadviser. Western Asset, an affiliate of LMPFA and Clarion Partners, is a registered investment adviser and has day-to-day responsibility for managing the portion of the Fund’s securities investments allocated to it by Clarion Partners, including publicly traded real estate securities and investments in cash, cash equivalents and other short-term investments to facilitate liquidity for the quarterly repurchases of common stock. LMPFA, and not the Fund, pays Western Asset a fee based on the assets of the Fund allocated to Western Asset by Clarion Partners.

LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”) and Clarion Partners is an indirect, majority-owned subsidiary of Franklin Resources.

LMPFA has agreed to waive fees and/or reimburse the expenses (including organizational and offering expenses, but excluding property management, acquisition, disposition

30	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

expenses, any other expenses related to investments in real property, debt and real estate related securities, expenses related to borrowings or the issuance of preferred stock, interest, brokerage, tax, extraordinary expenses and acquired fund fees and expenses) to the extent necessary to ensure that the total annual fund operating expenses attributable to Class I shares, Class D shares, Class S shares and Class T shares did not exceed 1.75%, 2.00%, 2.60% and 2.60%, respectively, of the average net assets of that class per year. These arrangements cannot be terminated prior to December 31, 2022 without the consent of the Board of Directors of the Fund.

During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $545,292.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class I	Class D	Class S	Class T
Expires December 31, 2022	$635,013	$28,953	$32,953	$32,953
Expires December 31, 2023	1,609,867	23,299	27,005	272,455
Expires December 31, 2024	173,136	15,234	12,381	91,221
Total fee waivers/expense reimbursements subject to recapture	$2,418,016	$67,486	$72,339	$396,629

For the six months ended June 30, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s principal underwriter and distributor of the common stock pursuant to a distribution agreement with the Fund. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

There is a maximum initial sales charge of 3.50% for Class S shares and a maximum initial sales charge of 3.00% and a dealer manager fee of 0.50% for Class T shares. Certain participating broker-dealers may offer Class T shares subject to a dealer manager fee of up to 1.50%, provided that the sum of the sales load and dealer manager fee will not exceed 3.50% of the total purchase price. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2021, LMIS did not retain any sales charges.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	31

Notes to consolidated financial statements (unaudited) (cont’d)

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

As of June 30, 2021, Franklin Resources and its affiliates owned 80% of the Fund.

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$65,939,766	$11,689,085
Sales	10,530,872	9,134,240

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$120,259,603	$6,323,734	$(800,934)	$5,522,800
Futures contracts	—	3,549	—	3,549

4. Investments in non-consolidated joint ventures

In accordance with requirements under Regulation S-X, below is summary financial information for the Fund’s investments, at cost, in non-consolidated joint ventures as of June 30, 2021. The Fund states its ownership interests in non-consolidated joint ventures at fair value.

	456 Sullivan Avenue, SouthWindsor, CT	Mosaic at Largo Station, Largo, MD	Total
Balance sheets:
Assets:
Real estate investments	$51,800,000	$65,919,899	$117,719,899
Cash	287,888	435,814	723,702
Other current assets	7,874	703,754	711,628
Other non-current assets	654,956	659,807	1,314,763
Total assets	$52,750,718	$67,719,274	$120,469,992

32	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

	456 Sullivan Avenue, SouthWindsor, CT	Mosaic at Largo Station, Largo, MD	Total
Balance sheets:
Liabilities and equity:
Mortgage notes payable	$31,200,000	$38,400,000	$69,600,000
Accrued expenses and accounts payable	92,435	199,299	291,734
Tenant security deposits	—	129,536	129,536
Other liabilities	—	258,509	258,509
Total liabilities	31,292,435	38,987,344	70,279,779
Equity	21,458,283	28,731,931	50,190,214
Total liabilities and equity	52,750,718	67,719,275	120,469,993
Income statements:
Revenue	1,207,409	533,970	1,741,379
Expenses	506,550	309,254	815,804
Net income	700,859	224,716	925,575

5. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at June 30, 2021.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$3,549

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Consolidated Statement of Operations for the six months ended June 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$8,320

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	33

Notes to consolidated financial statements (unaudited) (cont’d)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$5,938

During the six months ended June 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$995,000

6. Loan

The Fund has a revolving credit agreement with Wells Fargo Bank, National Association (“Credit Agreement”) that allows the Fund to borrow up to an aggregate amount of $50,000,000, subject to availability under the borrowing base, equal to 90% of the undrawn amount under an equity commitment agreement pursuant to which Franklin Resources has committed to invest up to $125 million of seed capital in Class I Shares of the Fund. The Credit Agreement has a scheduled maturity date of April 22, 2022. Financing costs incurred by the Fund in connection with the Credit Agreement were $469,425. These financing costs are recorded as a deferred charge and amortized through the maturity date of the Credit Agreement. The Fund pays a commitment fee on the unutilized portion of the loan commitment amount at an annual rate of 0.30%. The interest on the loan is calculated at a variable rate based on the LIBOR, plus any applicable margin. The credit facility is secured by a pledge of the Fund’s right, title, and interest in and to the undrawn capital commitments of Franklin Resources under the equity commitment agreement. The Fund’s Credit Agreement contains customary covenants that, among other things, may limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations, and require asset coverage ratios in addition to those required by the 1940 Act. In addition, the Credit Agreement may be subject to early termination under certain conditions and may contain other provisions that could limit the Fund’s ability to utilize borrowing under the agreement. Interest expense related to the loan for the six months ended June 30, 2021 was $58,635. For the six months ended June 30, 2021, the Fund incurred commitment fees of $19,676. For the six months ended June 30, 2021, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average daily loan balance was $16,270,000 and the weighted average interest rate was 1.85%. At June 30, 2021, the Fund had $19,100,000 of borrowings outstanding.

7. Mortgage note payable

On May 12, 2020, through a wholly-owned SPV, the Fund obtained a $10,100,000 mortgage note payable (the “Mortgage”) from Wells Fargo Bank, National Association, maturing on May 11, 2025. The Mortgage is collateralized by the property at 100 Friars Boulevard, West Deptford, N.J. Financing costs incurred by the Fund in connection with the Mortgage were $357,751. These financing costs are recorded as a deferred charge and amortized over the

34	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

life of the Mortgage. The Mortgage provides for interest only monthly payments, calculated at a variable rate based on the one-month LIBOR, plus any applicable margin. Interest expense related to the Mortgage for the six months ended June 30, 2021 was $123,188. For the six months ended June 30, 2021, the average daily mortgage balance was $10,100,000 and the weighted average interest rate was 2.43%. At June 30, 2021, the Fund had $10,100,000 balance outstanding on the Mortgage. The carrying amount of the Mortgage as reported on the Consolidated Statement of Assets and Liabilities approximates its fair value.

8. Series A cumulative preferred stock

On January 7, 2020, the Fund issued 125 shares of Series A Cumulative Preferred Stock (the “Preferred Stock”).

At June 30, 2021, the Fund had 125 shares of Preferred Stock outstanding with a liquidation preference of $1,000 per share plus an amount equal to accrued but unpaid dividends (the “Liquidation Preference”). The Preferred Stock dividends are cumulative at a rate of 12.0% per annum and are redeemable under certain conditions by the Fund.

9. Distributions to common shareholders subsequent to June 30, 2021

The following distributions to common shareholders have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Class I Amount	Class D Amount	Class S Amount	Class T Amount
7/29/2021	7/30/2021	$0.046578	$0.044673	$0.039016	$0.039384

10. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Distribution and Service Plan and under that plan the Fund pays service and/or distribution fees with respect to its Class D, Class S and Class T shares calculated at the annual rate of 0.25%, 0.85% and 0.85% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$32,236
Class D	$303	14,789
Class S	228	12,247
Class T	52,107	61,219
Total	$52,638	$120,491

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	35

Notes to consolidated financial statements (unaudited) (cont’d)

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$381,116
Class D	16,545
Class S	12,551
Class T	135,080
Total	$545,292

11. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class I	$1,599,307	$2,164,629
Class D	8,630	5,102
Class S	1,164	2,129
Class T	281,622	223,140
Total	$1,890,723	$2,395,000

12. Capital shares

At June 30, 2021, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class I
Shares issued	2,946,234	$30,566,006	2,204,175	$22,178,341
Shares issued on reinvestment	3,938	40,993	145,782	1,419,297
Shares repurchased through tender offer	—	—	(37,533)	(362,956)
Redemption fees	—	—	—	10,649
Net increase	2,950,172	$30,606,999	2,312,424	$23,245,331

Class D
Shares issued	93,146	$982,000	22,550	$227,285
Shares issued on reinvestment	656	6,988	222	2,158
Shares repurchased through tender offer	—	—	(20,585)	(199,053)
Redemption fees	—	—	—	13
Net increase	93,802	$988,988	2,187	$30,403

36	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class S
Shares issued	—	—	—	—
Shares issued on reinvestment	—	—	144	$1,408
Shares repurchased through tender offer	—	—	—	—
Redemption fees	—	—	—	13
Net increase	—	—	144	$1,421

Class T
Shares issued	548,327	$5,693,060	932,299	$9,201,573
Shares issued on reinvestment	13,908	144,762	12,320	121,919
Shares repurchased through tender offer	(4,063)	(42,058)	(2,197)	(21,703)
Redemption fees	—	—	—	512
Net increase	558,172	$5,795,764	942,422	$9,302,301

13. Tender offer

On February 12, 2021, the Fund announced that the Fund’s Board of Directors had approved a tender offer for up to 5.0% of the Fund’s aggregate NAV, subject to the right to purchase additional shares representing up to 2.0% of the Fund’s NAV without amending or extending the offer. The tender offer was conducted at a price equal to the Fund’s NAV per share of common stock on the day on which the tender offer expired. The tender offer commenced on March 17, 2021 and expired on April 15, 2021. On April 19, 2021, the Fund announced the final results of the tender offer. A total of 3,251 Class T Shares were duly tendered and not withdrawn. The purchase price of properly tendered Shares was $10.39 per Share of Class T Shares, the net asset value per Share as of the close of the trading session on the New York Stock Exchange on April 15, 2021. Shares that were tendered but not accepted for payment, if applicable, and Shares that were not tendered, remained outstanding.

On November 11, 2020, the Fund announced that the Fund’s Board of Directors had approved a tender offer for up to 5.0% of the Fund’s aggregate NAV, subject to the right to purchase additional shares representing up to 2.0% of the Fund’s NAV without amending or extending the offer. The tender offer was conducted at a price equal to the Fund’s NAV per share of common stock on the day on which the tender offer expired. The tender offer commenced on December 14, 2020 and expired on January 14, 2021. On January 19, 2021, the Fund announced the final results of the tender offer. A total of 812 Class T Shares were duly tendered and not withdrawn. The purchase price of properly tendered Shares was $10.20 per Share of Class T Shares, the net asset value per Share as of the close of the trading session on the New York Stock Exchange on January 14, 2021. Shares that were tendered but not accepted for payment, if applicable, and Shares that were not tendered, remained outstanding.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	37

Notes to consolidated financial statements (unaudited) (cont’d)

During the prior fiscal year, on August 14, 2020, the Fund announced that the Fund’s Board of Directors had approved a tender offer for up to 5.0% of the Fund’s aggregate NAV, subject to the right to purchase additional shares representing up to 2.0% of the Fund’s NAV without amending or extending the offer. The tender offer was conducted at a price equal to the Fund’s NAV per share of common stock on the day on which the tender offer expired. The tender offer commenced on September 16, 2020 and expired on October 15, 2020. On October 22, 2020, the Fund announced the final results of the tender offer. A total of 2,197 Class T Shares were duly tendered and not withdrawn. The purchase price of properly tendered Shares was $9.88 per Share of Class T Shares, the net asset value per Share as of the close of the trading session on the New York Stock Exchange on October 15, 2020. Shares that were tendered but not accepted for payment, if applicable, and Shares that were not tendered, remained outstanding.

During the prior fiscal year, on May 14, 2020, the Fund announced that the Fund’s Board of Directors had approved a tender offer for up to 5.0% of the Fund’s aggregate NAV, subject to the right to purchase additional shares representing up to 2.0% of the Fund’s NAV without amending or extending the offer. The tender offer was conducted at a price equal to the Fund’s NAV per share of common stock on the day on which the tender offer expired. The tender offer commenced on June 16, 2020 and expired on July 16, 2020. On July 20, 2020, the Fund announced the final results of the tender offer. A total of 63 Class I Shares were duly tendered and not withdrawn. The purchase price of properly tendered Shares was $9.78 per Share of Class I Shares, the net asset value per Share as of the close of the trading session on the New York Stock Exchange on July 16, 2020. Shares that were tendered but not accepted for payment, if applicable, and Shares that were not tendered, remained outstanding.

During the prior fiscal year, on February 14, 2020, the Fund announced that the Fund’s Board of Directors had approved a tender offer for up to 5.0% of the Fund’s aggregate NAV, subject to the right to purchase additional shares representing up to 2.0% of the Fund’s NAV without amending or extending the offer. The tender offer was conducted at a price equal to the Fund’s NAV per share of common stock on the day on which the tender offer expired. The tender offer commenced on March 18, 2020 and expired on April 16, 2020. On April 20, 2020, the Fund announced the final results of the tender offer. A total of 37,470 Class I and 20,585 Class D Shares were duly tendered and not withdrawn. The purchase price of properly tendered Shares was $9.67 and $9.67 per Share of Class I Shares and Class D Shares, respectively, the respective net asset value per Share as of the close of the trading session on the New York Stock Exchange on April 16, 2020. The corresponding dollar amount of shares repurchased is included in the Consolidated Statement of Changes. Shares that were tendered but not accepted for payment, if applicable, and Shares that were not tendered, remained outstanding.

38	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

14. Deferred capital losses

As of December 31, 2020, the Fund had deferred capital losses of $43,341, which have no expiration date, that will be available to offset future taxable capital gains.

15. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

16. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report	39

Notes to consolidated financial statements (unaudited) (cont’d)

17. Subsequent event

On May 13, 2021, the Fund announced that the Fund’s Board of Directors had approved a tender offer for up to 5.0% of the Fund’s aggregate NAV, subject to the right to purchase additional shares representing up to 2.0% of the Fund’s NAV without amending or extending the offer. The tender was conducted at a price equal to the Fund’s NAV per share of common stock on the day on which the tender offer expired. A total of 2,370 Class T Shares were duly tendered and not withdrawn. The purchase price of properly tendered Shares was $10.83 per Share of Class T Shares, the net asset value per Share as of the close of the trading session on the New York Stock Exchange on July 15, 2021. Shares that were tendered but not accepted for payment, if applicable, and Shares that were not tendered, remained outstanding.

40	Clarion Partners Real Estate Income Fund Inc. 2021 Semi-Annual Report

Funds from Operations, Adjusted Funds from Operations and Funds Available for Distribution (unaudited)

We believe funds from operations (“FFO”) is a meaningful supplemental non-GAAP operating metric. FFO is a standard REIT industry metric defined by the National Association of Real Estate Investment Trusts (“NAREIT”). FFO as presented below is calculated as Net increase in net assets resulting from operations (computed in accordance with accounting principles generally accepted in the United State of America (“GAAP”)), excluding (i) gain or losses from sales of investments and (ii) the change in net unrealized appreciation (depreciation) of investments.

We also believe that adjusted FFO (“AFFO”) is a meaningful non-GAAP supplemental disclosure of our operating results. AFFO further adjusts FFO in order for our operating results to reflect the specific characteristics of our business by adjusting for items we believe are not related to our core operations. Our adjustments to FFO to arrive at AFFO include removing the impact of (i) amortization premium (accretion of discount) on real estate securities, (ii) amortization of deferred origination fees and (iii) amortization of deferred loan and mortgage financing costs.

We also believe that funds available for distribution (“FAD”) is an additional meaningful non-GAAP supplemental disclosure that provides useful information for considering our operating results and certain other items relative to the amount of our distributions by removing the impact of certain non-cash items for our operating results. FAD is calculated as AFFO excluding (i) recurring tenant improvements, leasing commissions and other capital expenditures and (ii) undistributed income attributable to non-consolidated joint ventures. FAD is not indicative of cash available to fund our cash needs and does not represent cash flows from operating activities in accordance with GAAP, as it excludes adjustments for working capital items.

FFO, AFFO, and FAD should not be considered to be more relevant or accurate than the GAAP methodology in evaluating our operating performance. In addition, FFO, AFFO, and FAD should not be considered as alternatives to net income (loss) as indications of our performance or as alternatives to cash flows from operating activities as indications of our liquidity, but rather should be reviewed in conjunction with these and other GAAP measurements. Further, FFO, AFFO, and FAD are not intended to be used as liquidity measures indicative of cash flow available to fund our cash needs, including our ability to make distributions to our stockholders.

Clarion Partners Real Estate Income Fund Inc.	41

Funds from Operations, Adjusted Funds from Operations and Funds Available for Distribution (unaudited) (cont’d)

For the period January 1, 2021 to June 30, 2021:

Net increase in net assets from operations	$6,848,104

Adjustments to arrive at FFO:
Net realized gain on investments	(277,905)
Change in net unrealized appreciation (depreciation) of investments	(4,692,821)
FFO attributable to common shareholders	1,877,378

Adjustments to arrive at AFFO:
Amortization of premium (accretion of discount) on real estate securities	49,240
Amortization of deferred origination fees	9,935
Amortization of deferred loan and mortgage financing costs	123,235
Amount attributable to non-consolidated joint ventures for above adjustments	56,135
AFFO attributable to common shareholders	2,115,923

Adjustments to arrive at FAD:
Recurring tenant improvements, leasing commissions and other capital expenditures	—
Undistributed income attributable to non-consolidated joint ventures	198,403
Amount attributable to non-consolidated joint ventures for above adjustments	—
FAD attributable to common shareholders	$2,314,326

42	Clarion Partners Real Estate Income Fund Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends, on your Common Stock will be automatically reinvested in additional shares of Common Stock at the NAV determined on the reinvestment date. You may elect not to participate in the Fund’s Dividend Reinvestment Plan (the “Plan”) by contacting DST Asset Manager Solutions, Inc. (“the Plan Agent”). An election to receive cash may be revoked or reinstated at the option of the stockholder. If you do not participate, you will receive all distributions in cash. All distributions will be wired to your account. The Fund will not pay distributions via check.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan.

You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at PO Box 219520 Kansas City, MO 64105 or by calling the Plan Agent at 844-534-4627 between 8:00 am and 5:00 pm CT. Such withdrawal will be effective immediately if notice is received by the Plan Agent more than three business days prior to any dividend or distribution payment date for that dividend to be paid out in cash. If the notice is received less than three business days prior to any dividend or distribution payment date, then that dividend will be reinvested and all subsequent dividends or distributions will be paid out in cash. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board, the change is warranted. The Plan Agent’s service fee for handling distributions will be paid by the Fund. For participants holding shares directly with the Plan Agent, the Plan Agent will charge each participant a fee of $15.00 plus commissions upon any sale of shares accepted for tender by the Fund. Additional information about the Plan and your account may be obtained from the Plan Agent in writing at PO Box 219520 Kansas City, MO 64105 or by calling the Plan Agent at 844-534-4627 between 8:00 am and 5:00 pm CT.

Clarion Partners Real Estate Income Fund Inc.	43

Clarion Partners

Real Estate Income Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

George P. Hoyt

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jeanne M. Kelly

Senior Vice President

Clarion Partners Real Estate Income Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Clarion Partners, LLC

Western Asset Management Company, LLC

Custodian

The Bank of New York Mellon

Transfer agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Dr.

Quincy, MA 02169

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

900 G Street NW

Washington, DC 20001

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Clarion Partners Real Estate Income Fund Inc.

Clarion Partners Real Estate Income Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, and the applicable rules thereunder, that from time to time the Fund may purchase shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Clarion Partners Real Estate Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

DST Asset Manager Solutions, Inc.

2000 Crown Colony Dr.

Quincy, MA 02169

CLAR601962 8/21 SR21-4226

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b) Effective August 2, 2021, Mr. Glasser no longer served as a member of the Fund’s portfolio management team. The portfolio managers primarily responsible for overseeing the day-to-day management of the Fund are the following:

Name and Title	Principal Occupation(s) During Past 5 Years
Clarion Partners Portfolio Managers
Richard Schaupp	Managing Director of Clarion Partners
Onay Payne	Managing Director of Clarion Partners
Janis Mandarino	Senior Vice President of Clarion Partners

Western Asset Portfolio Managers
S. Kenneth Leech	Chief Investment Officer of Western Asset
Greg E. Handler	Portfolio Manager of Western Asset

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13. EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Clarion Partners Real Estate Income Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 26, 2021